Lines of Credit and Debt (Schedule of Interest Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 19,955	$ 15,392	$ 0
Cash convertible notes
Debt Instrument [Line Items]
Coupon interest	4,238	3,307
Amortization of original issuance discount	16,935	12,836
Amortization of debt issuance costs	2,220	1,693
Total interest expense related to the Cash Convertible Notes	$ 23,393	$ 17,836